CONDENSED CONSOLIDATED BALANCE SHEETS	Dec. 31, 2016 USD ($)
Current assets
Cash	$ 1,040,068
Prepaid expenses	395,843
Total current assets	1,435,911
Cash and cash equivalents held in Trust Account	310,000,000
Total assets	311,435,911
Current liabilities
Offering costs payable	427,578
Accrued expenses	50,782
Total current liabilities	478,360
Deferred underwriting commission	10,850,000
Total liabilities	11,328,360
COMMITMENTS
Class A ordinary shares subject to possible redemption, $0.0001 par value; 28,874,489 and 29,067,145 shares at conversion value at June 30, 2018 and December 31, 2017	295,107,550
Shareholders' equity
Preferred shares, $0.0001 par value, 1,000,000 shares authorized: no shares issued and outstanding at June 30, 2018 and December 31, 2017
Additional paid-in capital	5,232,937
Accumulated deficit	(233,860)
Total shareholders' equity	5,000,001
Total liabilities and shareholders' equity	311,435,911
Class A
Shareholders' equity
Ordinary shares, value	149
Class B
Shareholders' equity
Ordinary shares, value	$ 775